Schedule of reconciliation of employee benefits' assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Fair value of plan assets	R$ 567,300
[custom:LiabilitiesOfBenefitPlan-0]	584,288	R$ 758,426
Assets	(59,111)	(13,819)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligation	3,151,609	3,645,822	R$ 3,581,460	R$ 3,087,433
Fair value of plan assets	(3,584,244)	(3,766,194)	(3,894,488)
Deficit(Surplus)	(432,635)	(120,372)	(313,028)
Restriction to actuarial assets due to recovery limitation	373,524	186,099	319,102
Net (assets) recognized in the balance sheet	(59,111)	65,727	6,074
[custom:LiabilitiesOfBenefitPlan-0]		79,546	19,788
Assets	R$ (59,111)	R$ (13,819)	R$ (13,714)